Borrowings - Additional Information (Detail) € in Millions, £ in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total fair value of financial liabilities measured at amortised cost (excluding lease liabilities)	£ 3,254	£ 2,522
Percentage ownership of a subsidiary	100.00%
Committed bank facility	£ 2,354		$ 3,000
Term debt	544	742		€ 600	SFr 275	€ 600
Fair value of derivative financial instruments	19	38
Term debt, in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total fair value of term debt	2,742	2,148
Term debt, previously in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total fair value of term debt	283	£ 501
Tranche One [member]
Disclosure of detailed information about borrowings [line items]
Committed bank facility	£ 1,373		1,750
Committed bank facility maturity date	2023-07
Tranche Two [member]
Disclosure of detailed information about borrowings [line items]
Committed bank facility	£ 981		$ 1,250
Committed bank facility maturity date	2021-07